UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2003

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  One Sound Shore Drive
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT             02/13/2004
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           73

Form 13F Information Table Value Total:  $   460,785
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
ACM Government Income Fund           COM        000912105       13,229,962  1,539,367     N           X       1,539,367
Alliance National Municipa           COM        01864U106        1,493,618    106,070     N           X         106,070
AmBev Comp de Bebidas das Americ     SP ADR     20441W203        5,194,702    202,865     N           X         202,865
Anglo American plc                   ADR        03485P102        3,001,043    136,078     N           X         136,078
AngloGold                            SP ADR     035128206       14,946,422    320,875     N           X         320,875
AU Optronics                         SP ADR     002255107          436,673     33,747     N           X          33,747
Blackrock Insured Muni Inc           COM        092479104          266,380     19,000     N           X          19,000
Brasil Telecom                       SP ADR     105530109        9,746,092    256,776     N           X         256,776
Central European Equity              COM        153436100          436,769     18,792     N           X          18,792
China Mobile                         SP ADR     16941M109        9,375,213    596,731     N           X         596,731
China Petroleum and Chemic           SP ADR     16941R108        4,785,677     98,139     N           X          98,139
China Unicom                         ADR        16945R104           62,000      6,199     N           X           6,199
Chunghwa Telecom                     SP ADR     17133Q205          597,052     40,004     N           X          40,004
Coca-Cola FEMSA                      SP ADR     191241108           90,000      4,286     N           X           4,286
Copel                                SP ADR     20441B407       16,094,247  3,370,840     N           X       3,370,840
Corporate High Yield Fund            COM        219931102        6,298,048    391,456     N           X         391,456
Debt Strategies Fund                 COM        24276Q109        3,516,250    502,340     N           X         502,340
Dr. Reddy's Laboratories             SP ADR     256135203        3,504,186    109,445     N           X         109,445
Eaton Vance Insured Muni             COM        27827X101          995,026     71,520     N           X          71,520
Eaton Vance Senior Income            SH BEN     27826S103        9,251,581  1,003,662     N           X       1,003,662
Fomento Economico Mexicano           SP ADR     344419106       11,271,800    304,820     N           X         304,820
Gerdau                               SP ADR     373737105        8,211,365    399,149     N           X         399,149
Grupo Aeroportuario del Su           SP ADR     40051E202        9,386,872    533,367     N           X         533,367
Grupo Financiero Galicia             SP ADR     399909100        4,853,576    708,661     N           X         708,661
Guangshen Railway                    SP ADR     40065W107           55,000      3,570     N           X           3,570
High Income Opportunity              COM        42967Q105        6,853,499    955,178     N           X         955,178
ICICI Bank                           SP ADR     45104G104        4,523,903    249,996     N           X         249,996
Indosat                              SP ADR     715680104       15,085,333    840,288     N           X         840,288
Infosys Technologies                 SP ADR     456788108       10,010,141    103,747     N           X         103,747
ING Prime Rate Trust                 SH BEN     44977W106        9,899,322  1,247,748     N           X       1,247,748
IRSA                                 GDR        450047204       11,604,251  1,172,134     N           X       1,172,134
iShares MSCI South Africa            MSCI SA    464286780           60,280      1,096     N           X           1,096
iShares MSCI South Korea             MSCI SK    464286772        6,665,950    265,959     N           X         265,959
iShares MSCI Taiwan                  MSCI TW    464286731        7,647,908    677,839     N           X         677,839
KEPCO Korea Electric Power           SP ADR     500631106       19,531,828  1,879,106     N           X       1,879,106
Kookmin Bank                         SP ADR     50049M109        9,651,480    254,080     N           X         254,080
Korea Fund                           COM        500634100           21,000      1,146     N           X           1,146
KT Corp                              SP ADR     48268K101       13,376,552    700,405     N           X         700,405
Matav Magyar Tavkozlesi              SP ADR     559776109        6,782,797    358,027     N           X         358,027
MFS Charter Income Trust             SH BEN     552727109        2,314,461    262,050     N           X         262,050
MFS Govt Markets Income Tr           SH BEN     552939100        5,584,080    823,383     N           X         823,383
MSDW India Investment Fund           COM        61745C105          889,417     34,771     N           X          34,771
MuniAssets Fund                      COM        62618Q106        2,929,024    254,040     N           X         254,040
MuniYield Fund                       COM        626299101        3,031,375    230,030     N           X         230,030
MuniYield Insured                    COM        62630E107        3,779,141    256,995     N           X         256,995
Norilsk Nickel                       SP ADR     46626D108        2,071,054     30,749     N           X          30,749
Nuveen Dividend Advantage            COM BN     67070X101        1,077,223     75,340     N           X          75,340
Nuveen Insured Dividend Ad           COM        67071L106        3,124,280    205,470     N           X         205,470
Nuveen Municipal Value               COM        670928100        3,570,638    382,660     N           X         382,660
Nuveen Premium Income 4              COM        6706K4105        3,077,908    241,510     N           X         241,510
Nuveen Senior Income                 COM        67067Y104        9,446,680  1,011,184     N           X       1,011,184
Pao de Acucar                        ADR        20440T201       10,889,996    433,777     N           X         433,777
Petrobras                            SP ADR     71654V408       10,254,157    347,242     N           X         347,242
PIMCO Municipal Income II            COM        72200W106        2,964,857    212,120     N           X         212,120
POSCO                                SP ADR     693483109       14,415,716    420,958     N           X         420,958
Putnam Master Intermediate           SH BEN     746909100       10,247,989  1,552,167     N           X       1,552,167
Putnam Premier Income Trus           SH BEN     746853100       11,440,688  1,735,227     N           X       1,735,227
Salomon Brothers 2008 Worl           COM        79548R103          174,432     15,800     N           X          15,800
Scudder Intermediate Govt            SH BEN     811163104        6,431,152    946,920     N           X         946,920
Taiwan Fund                          COM        874036106            4,000        359     N           X             359
Taiwan Greater China Fund            SH BEN     874037104       13,455,119  2,787,506     N           X       2,787,506
Taiwan Semiconductor                 SP ADR     874039100        8,265,023    796,300     N           X         796,300
Tele Centro Oeste Celular            SP ADR     87923P105         $760,592     77,241     N           X          77,241
Telebras - 'Telecomunicacoes
Brasileira                           SP ADR     879287308        9,349,481    275,986     N           X         275,986
Telecom Argentina                    SP ADR     879273209        6,013,461    683,924     N           X         683,924
Telekomunikasi Indonesia             SP ADR     715684106        9,901,302    594,916     N           X         594,916
Templeton Global Income              COM        880198106        6,377,874    671,275     N           X         671,275
Tenaris                              SP ADR     88031M109        5,345,051    159,335     N           X         159,335
Thai Fund                            COM        882904105       $1,102,334    107,819     N           X         107,819
Turkcell Iletisim Hizmetle           SP ADR     900111204       11,983,830    453,646     N           X         453,646
United Microelectronics              SP ADR     910873207        8,878,364  1,772,243     N           X       1,772,243
Van Kampen Senior Income T           COM        920961109        9,853,527  1,141,839     N           X       1,141,839
Van Kampen Tr Inv Grade Mu           COM        920929106        2,967,241    188,280     N           X         188,280